Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (25,112,331)	$ (24,942,247)	$ (37,379,153)	$ (24,212,783)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	441,943	194,929	397,440
Impairment of investment	50,000	62,733	589,461
Impairment of intangible assets	257,117	93,791	1,727,032
Accretion of debt discount and issuance cost	2,531,687	3,028,015	3,612,669
Share-based compensation	3,848,578	5,662,389	9,661,174
Bad debt expense	124,186		110,805
Change in fair value of derivative liabilities
Loss (Gain) on Forgiveness of debt	832,482	(702,140)	(279,022)
Settlement of vendor liabilities	2,867	(92,909)	(59,692)
Change in fair value of derivative liability	(3,729)	1,096,287	1,096,287
Derivative Expense		100,502	100,502
(Gain) loss on extinguishment of debt			(1,025,655)
Loss on marketable securities	11,646
Non cash lease expense	44,305	60,756	82,511
Equity interest granted for other income		(123,710)	(123,710)
Equity in net loss from unconsolidated investment		16,413	16,413
Changes in operating assets and liabilities:
Prepaid expenses	114,925	(471,899)	(174,819)
Inventory	(492,128)	(68,091)	(39,182)
Accounts receivable	(481,080)	150,980	(80,407)
Deposits and other assets	(50,185)	107,115	(527,115)
Deferred revenue	71,396	111,192	144,851
Accounts payable and accrued expenses	3,805,245	160,434	1,714,902
Unrecognized tax benefit
Operating lease liability	145,887	(61,605)	(84,099)
Net Cash Used In Operating Activities	(13,857,189)	(15,617,065)	(20,518,807)
CASH FLOWS FROM INVESTING ACTIVITIES:
Issuance of note receivable
Cash paid for property and equipment	(213,975)	(65,971)	(95,935)
Deposits		(325,000)
Cash paid for minority investment in business		(510,000)	(325,000)
Cash paid for equity method investment			(510,000)
Cash paid for investments in marketable securities	(48,878)
Sale of marketable securities	37,135
Cash consideration for acquisition	(75,679)	(412,943)	(225,947)
Purchases of digital assets	(192,795)	(11,241)	(11,241)
Net Cash Used In Investing Activities	(494,192)	(1,325,155)	(1,168,123)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the exercise of warrant		5,472,068	9,487,223
Net proceeds from issuance of notes	2,174,402	321,229	747,937
Repayment of notes	(2,292,953)	(403,843)	(456,233)
Proceeds from issuance of demand loan
Repayment of demand Loan
Proceeds from issuance of convertible note	5,809,755	3,610,491	3,610,491
Repayment of convertible notes	(337,899)	(941,880)	(941,880)
Proceeds from issuance of convertible notes - related party
Proceeds from issuance of note payable - related party
Repayment of note payable - related party			(538,574)
Purchase of treasury stock	(13,700)
Proceeds from issuance of common stock and warrants	5,722,300	2,502,200	5,666,951
Cash received for preferred series E and warrants
Purchase of treasury stock and warrants
Net Cash Provided By Financing Activities	11,061,905	10,560,265	17,615,915
Effect of exchange rate changes on cash	(65,719)	(16,299)	(41,038)
Net Change in Cash	(3,355,195)	(6,398,254)	(4,112,048)
Cash - Beginning of period	3,794,734	7,906,782	7,906,782
Cash - End of period	439,539	1,508,528	3,794,734	7,906,782
Cash Paid During the Year for:
Income taxes
Interest	139,000	58,395	60,073
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of marketable debt securities into equity securities
Beneficial conversion feature on convertible notes
Shares issued with debt
Cancellation of Treasury stock
Conversion of note payable and interest into convertible notes
Reduction of ROU asset related to re-measurement of lease liability			135,086
Repayment of promissory notes from Australian R&D credits			146,630
Conversion of Demand loan into notes payable
Settlement of vendor liabilities	147,649	168,667	168,667
Warrants issued with debt	2,907,497	1,601,452	1,665,682
Issuance of common stock for prepaid services	141,150	226,500	226,500
Operating Lease liability	2,250,648
Deferred offering costs		4,225	4,225
Common stock and warrants issued upon conversion of notes payable	173,455	4,015,325	5,156,994
Shares issued for acquisition	$ 40,994	893,520	1,318,218
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss				(24,162,783)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization				157,760
Impairment of investment				11,450
Impairment of intangible assets
Accretion of debt discount and issuance cost				4,303,072
Share-based compensation				6,861,163
Bad debt expense				53,692
Change in fair value of derivative liabilities				(3,019,457)
Loss (Gain) on Forgiveness of debt
Settlement of vendor liabilities				126,087
Change in fair value of derivative liability
Derivative Expense
(Gain) loss on extinguishment of debt				5,586,012
Loss on marketable securities				7,453
Non cash lease expense				72,553
Equity interest granted for other income
Equity in net loss from unconsolidated investment
Changes in operating assets and liabilities:
Prepaid expenses				(19,729)
Inventory
Accounts receivable				(93,198)
Deposits and other assets				(4,829)
Deferred revenue				37,946
Accounts payable and accrued expenses				2,880,392
Unrecognized tax benefit				(68,000)
Operating lease liability				(70,071)
Net Cash Used In Operating Activities				(7,340,487)
CASH FLOWS FROM INVESTING ACTIVITIES:
Issuance of note receivable
Cash paid for property and equipment				(44,988)
Deposits				(175,000)
Cash paid for minority investment in business
Cash paid for equity method investment				(115,000)
Cash paid for investments in marketable securities				(248,272)
Sale of marketable securities				36,048
Cash consideration for acquisition
Purchases of digital assets
Net Cash Used In Investing Activities				(547,212)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the exercise of warrant
Net proceeds from issuance of notes				1,501,661
Repayment of notes				(492,665)
Proceeds from issuance of demand loan				440,000
Repayment of demand Loan				(90,000)
Proceeds from issuance of convertible note				3,650,835
Repayment of convertible notes				(1,658,001)
Proceeds from issuance of convertible notes - related party				50,000
Proceeds from issuance of note payable - related party				152,989
Repayment of note payable - related party				(983,752)
Proceeds from issuance of common stock and warrants				6,662,015
Cash received for preferred series E and warrants				6,670,417
Purchase of treasury stock and warrants				(89,416)
Net Cash Provided By Financing Activities				15,814,083
Effect of exchange rate changes on cash				(31,239)
Net Change in Cash				7,895,145
Cash - Beginning of period		$ 7,906,782	$ 7,906,782	11,637
Cash - End of period				7,906,782
Cash Paid During the Year for:
Income taxes
Interest				178,461
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of marketable debt securities into equity securities				102,096
Beneficial conversion feature on convertible notes				3,099,837
Shares issued with debt				243,741
Cancellation of Treasury stock				374,184
Conversion of note payable and interest into convertible notes				385,000
Reduction of ROU asset related to re-measurement of lease liability
Repayment of promissory notes from Australian R&D credits
Conversion of Demand loan into notes payable				200,000
Settlement of vendor liabilities				475,220
Warrants issued with debt				1,078,500
Issuance of common stock for prepaid services				585,000
Deferred offering costs
Common stock and warrants issued upon conversion of notes payable				11,217,362
Shares issued for acquisition